Income Taxes (Details) ¥ in Millions, $ in Millions		6 Months Ended		12 Months Ended	60 Months Ended
	Mar. 28, 2018 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2027 CNY (¥)
Income Taxes [Line Items]
Foreign enterprises rate, percentage		25.00%
Global income tax rate, percentage		25.00%
Total revenue, percentage		50.00%
Additional tax deduction, percentage		100.00%
Low-profit enterprises, percentage				12.50%
Assessable profits (in Yuan Renminbi)				¥ 1
Income tax for dividends, percentage		10.00%
PRC tax rate, percentage		(1.00%)
Valuation allowance for deferred tax assets, (in Dollars) | $		$ 340,148
Forecast [Member]
Income Taxes [Line Items]
Assessable profits (in Yuan Renminbi)					¥ 3
PRC [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage		(1.00%)	(2.00%)
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage		15.00%
Minimum [Member]
Income Taxes [Line Items]
Profits tax amount (in Dollars) | $	$ 2
Profits tax rate, percentage	8.25%
Preferential tax rate, percentage				20.00%
Assessable profits (in Yuan Renminbi)				¥ 1
Minimum [Member] | Forecast [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage					20.00%
Maximum [Member]
Income Taxes [Line Items]
Profits tax amount (in Dollars) | $	$ 2
Profits tax rate, percentage	16.50%
Preferential tax rate, percentage				25.00%
Assessable profits (in Yuan Renminbi)				¥ 3
Maximum [Member] | Forecast [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage					25.00%